Advances to suppliers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets	12 months
Advances to suppliers | Supplier concentration risk
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%
Advances to suppliers | Supplier concentration risk | Supplier A (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	¥ 229,586	¥ 440,342
Advances to suppliers | Supplier concentration risk | Supplier B (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	¥ 106,799	¥ 134,035